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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the quarter ended November 30, 2008. These series have February 28 fiscal year end.

Date of reporting period: November 30, 2008

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Bills ß:
0.01%, 12/26/2008	$150,000,000	$149,998,958
0.03%, 12/04/2008	23,541,000	23,540,941
0.04%, 12/26/2008	221,636,000	221,629,919
0.05%, 12/04/2008-12/18/2008	55,621,000	55,620,283
0.06%, 12/11/2008-02/05/2009	56,914,000	56,908,385
0.08%, 12/04/2008-12/11/2008	210,000,000	209,996,094
0.10%, 12/04/2008-01/02/2009	131,049,000	131,045,535
0.15%, 12/04/2008	45,000,000	44,999,431
0.18%, 12/04/2008	25,000,000	24,999,626
0.20%, 12/04/2008-12/11/2008	96,025,000	96,021,459
0.22%, 12/04/2008	25,000,000	24,999,551
0.29%, 02/12/2009	25,000,000	24,985,552
0.36%, 12/04/2008	45,000,000	44,998,633
0.375%, 12/04/2008	5,000,000	4,999,844
0.43%, 04/29/2009	100,000,000	99,822,028
0.44%, 04/29/2009	50,000,000	49,908,945
0.45%, 12/18/2008	50,000,000	49,989,375
0.52%, 05/15/2009	50,000,000	49,880,833
0.54%, 05/15/2009	40,000,000	39,901,091
0.62%, 04/02/2009	25,000,000	24,947,514
0.63%, 12/11/2008	30,000,000	29,994,750
0.73%, 12/11/2008	50,000,000	49,989,861
0.75%, 12/26/2008	25,000,000	24,986,979
0.83%, 01/02/2009	50,000,000	49,962,911
0.85%, 12/11/2008	40,000,000	39,999,061
0.92%, 05/15/2009	75,000,000	74,683,922
1.07%, 12/26/2008	75,000,000	74,944,271
1.20%, 01/29/2009	50,000,000	49,901,298
1.34%, 07/02/2009	75,000,000	74,407,594
1.65%, 12/11/2008	25,000,000	24,988,545
1.66%, 12/04/2008	13,413,000	13,411,139
1.71%, 12/26/2008	100,000,000	99,881,285
1.84%, 02/26/2009	80,000,000	79,643,396
1.94%, 01/15/2009	100,000,000	99,757,500
3.25%, 01/15/2009	50,000,000	50,090,718
3.375%, 12/15/2008	100,000,000	100,089,417
4.50%, 02/15/2009-03/31/2009	240,762,000	242,760,187
4.875%, 01/31/2009	100,000,000	100,592,250
U.S. Treasury Notes, 4.50%, 04/30/2009	50,000,000	50,493,049

Total Investments (cost $2,759,772,130) 99.8%		2,759,772,130
Other Assets and Liabilities 0.2%		5,036,753

Net Assets 100.0%		$2,764,808,883

ß	Rate shown represents the yield to maturity at date of purchase.

On November 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	2,759,772,130
Level 3 – Significant Unobservable Inputs	0

Total	$2,759,772,130

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 11.6%
Abbey National plc, 1.72%, 12/15/2008	$250,000,000	$250,000,000
Bank of America Corp., 2.30%, 05/19/2009	250,000,000	250,000,000
Barclays Bank plc, 1.81%, 12/22/2008	200,000,000	200,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	200,000,000	200,000,000
Deutsche Bank AG, 4.42%, 01/05/2009	225,000,000	225,000,000
HBOS plc, FRN, 2.92%, 02/06/2009 +	300,000,000	300,000,000

Total Certificates of Deposit (cost $1,425,000,000)		1,425,000,000

COMMERCIAL PAPER 44.5%
Asset-Backed 35.3%
Alpine Securitzation Corp.:
1.25%, 12/05/2008	35,000,000	34,995,139
2.00%, 12/03/2008	75,000,000	74,991,667
Anglesea Funding, LLC:
1.85%, 12/01/2008	40,000,000	40,000,000
2.00%, 12/03/2008	180,000,000	179,980,000
Atlantis One Funding Corp., 1.50%, 02/02/2009	50,000,000	49,868,750
Barton Capital Corp.:
1.80%, 02/03/2009	75,000,000	74,760,000
1.90%, 01/05/2009	21,472,000	21,432,336
Beethoven Funding Corp., 1.75%, 12/01/2008	50,000,000	50,000,000
Bryant Park Funding, LLC:
1.00%, 12/04/2008	30,005,000	30,002,499
1.00%, 12/11/2008	75,000,000	74,979,167
1.05%, 12/15/2008	90,000,000	89,963,250
1.10%, 12/12/2008	9,304,000	9,300,873
1.60%, 01/05/2009	50,000,000	49,922,222
Chesham Finance, LLC:
1.85%, 12/01/2008	50,000,000	50,000,000
1.90%, 12/01/2008	200,000,000	200,000,000
Concord Minutemen Capital Co., LLC:
1.70%, 12/17/2008	125,005,000	124,910,552
2.60%, 12/03/2008	50,000,000	49,992,778
Crown Point Capital Co.:
4.50%, 12/05/2008	25,000,000	24,987,500
4.75%, 12/10/2008	100,000,000	99,881,250
Ebbets Funding, LLC:
1.75%, 12/01/2008	47,000,000	47,000,000
1.90%, 12/01/2008	100,000,000	100,000,000
Elysian Funding, LLC:
1.65%, 12/01/2008	50,000,000	50,000,000
1.75%, 12/01/2008	100,000,000	100,000,000
Enterprise Funding, LLC, 4.25%, 01/05/2009	25,248,000	25,143,677
Fairway Finance Corp.:
1.20%, 12/03/2008	85,000,000	84,994,333
1.20%, 12/04/2008	50,000,000	49,995,000
4.00%, 01/15/2009	50,000,000	49,750,000
Fountain Square Commercial Funding, LLC, 2.15%, 12/01/2008	200,000,000	200,000,000
Gemini Securitization Corp., LLC:
1.35%, 12/10/2008	50,000,000	49,983,125
1.75%, 12/08/2008	75,000,000	74,974,479
4.40%, 12/02/2008	50,000,000	49,993,889
Gotham Funding Corp.:
1.20%, 12/10/2008	50,000,000	49,985,000
1.20%, 12/11/2008	64,936,000	64,914,355
1.25%, 12/15/2008	55,000,000	54,973,264
Jupiter Securitization Co., LLC, 1.05%, 12/18/2008	29,834,000	29,819,207
Legacy Capital, LLC, 3.50%, 12/01/2008	50,000,000	50,000,000

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Lexington Parker Capital Corp., LLC:
1.70%, 12/18/2008	$80,000,000	$79,935,778
1.85%, 12/04/2008	100,000,000	99,984,583
Liberty Funding, LLC:
1.15%, 12/16/2008	50,000,000	49,976,042
1.15%, 12/17/2008	25,000,000	24,987,222
1.40%, 12/11/2008	70,000,000	69,972,778
LMA SA, 1.55%, 12/22/2008	150,000,000	149,864,375
Market Street Funding, LLC:
2.15%, 01/15/2009	25,175,000	25,107,342
5.00%, 01/23/2009	160,000,000	158,822,222
Matchpoint Master Trust, 1.30%, 12/29/2008	50,000,000	49,949,444
Old Line Funding, LLC, 4.40%, 01/09/2009	75,000,000	74,642,500
Starbird Funding Corp.:
1.35%, 12/01/2008	146,900,000	146,900,000
1.50%, 12/19/2008	47,000,000	46,964,750
2.30%, 01/15/2009	30,000,000	29,913,750
2.50%, 12/05/2008	60,000,000	59,983,333
Surrey Funding Corp.:
1.50%, 12/17/2008	125,000,000	124,916,667
1.95%, 12/01/2008	50,000,000	50,000,000
Three Pillars Funding Corp., 5.25%, 01/06/2009	150,000,000	149,212,500
Thunder Bay Funding, LLC:
1.10%, 12/15/2008	55,109,000	55,085,426
4.50%, 01/16/2009	100,000,000	99,425,000
Ticonderoga Funding, LLC:
1.10%, 12/05/2008	50,000,000	49,993,889
1.15%, 12/09/2008	87,087,000	87,064,744
Victory Receivables Corp.:
1.20%, 12/15/2008	90,000,000	89,958,000
1.65%, 01/14/2009	80,000,000	79,838,667

		4,313,993,324

Commercial Banks 6.7%
Allied Irish Banks plc, 1.40%, 12/19/2008	175,000,000	174,877,500
Barclays U.S. Funding, LLC, 3.08%, 02/04/2009	110,000,000	109,387,682
BNP Paribas SA, 3.05%, 12/19/2008	225,000,000	224,656,875
Commerzbank U.S. Finance, Inc.:
1.00%, 12/05/2008	100,000,000	99,988,889
1.50%, 12/17/2008	25,000,000	24,983,389
Governor & Co., 1.70%, 12/08/2008	110,000,000	109,963,639
Natixis, 2.84%, 12/05/2008	75,000,000	74,976,333

		818,834,307

Insurance 0.4%
Irish Life & Permanent plc, 1.70%, 12/09/2008	50,000,000	49,981,111

Thrifts & Mortgage Finance 2.1%
Nationwide Building Society:
2.90%, 12/02/2008	150,000,000	149,987,917
2.90%, 12/05/2008	110,000,000	109,964,555

		259,952,472

Total Commercial Paper (cost $5,442,761,214)		5,442,761,214

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 21.8%
Capital Markets 5.1%
Bear Stearns Cos., FRN, 1.55%, 12/15/2008	$125,000,000	$125,000,000
Merrill Lynch & Co., Inc., FRN:
1.54%, 12/24/2008 +	125,000,000	125,000,000
1.56%, 12/15/2008 +	75,000,000	75,000,000
Morgan Stanley, FRN:
1.57%, 12/15/2008 +	200,000,000	200,000,000
3.00%, 12/03/2008 +	100,000,000	100,000,000

		625,000,000

Commercial Banks 3.9%
U.S. Bank, FRN, 2.25%, 02/23/2009	200,000,000	200,000,000
Wells Fargo & Co., 3.55%, 05/01/2009 °	180,000,000	180,037,750
WestLB AG, FRN, 1.84%, 12/10/2008 + 144A	100,000,000	100,000,000

		480,037,750

Consumer Finance 5.0%
American Honda Finance Corp., FRN:
2.32%, 02/26/2009 144A	200,000,000	200,000,000
4.95%, 01/14/2009 144A	100,000,000	100,000,000
General Electric Capital Corp.:
7.75%, 06/09/2009	29,000,000	29,690,718
FRN, 1.44%, 12/24/2008	80,000,000	80,000,000
Toyota Motor Credit Corp., FRN, 1.21%, 12/01/2008	200,000,000	200,000,000

		609,690,718

Diversified Telecommunication Services 1.7%
BellSouth Corp., 4.97%, 04/26/2009 144A	200,000,000	201,026,183

Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	105,000,000	106,542,975

Household Products 0.7%
Procter & Gamble Co., FRN, 2.31%, 02/19/2009	85,000,000	85,000,000

Insurance 4.5%
Allstate Life Global Funding II, FRN, 1.51%, 12/15/2008 144A	80,000,000	80,000,000
Hartford Life Global Holdings, FRN, 3.09%, 12/15/2008 +	100,000,000	100,000,000
Jackson National Life Global Holdings, FRN:
2.59%, 02/10/2009 144A	125,000,000	125,000,000
3.59%, 12/23/2008 144A	100,000,000	100,000,000
MetLife, Inc., FRN, 5.19%, 01/13/2009 + 144A	150,000,000	150,000,000

		555,000,000

Total Corporate Bonds (cost $2,662,297,626)		2,662,297,626

FUNDING AGREEMENTS 4.9%
Jackson National Life Funding Agreement, 3.97%, 12/31/2008 +	100,000,000	100,000,000
Metropolitan Life Funding Agreement, 5.13%, 01/10/2009 +	100,000,000	100,000,000
Transamerica Occidental Funding Agreement:
3.05%, 12/01/2008 +	100,000,000	100,000,000
3.06%, 12/01/2008 +	235,000,000	235,000,000
4.03%, 01/02/2009 +	65,000,000	65,000,000

Total Funding Agreements (cost $600,000,000)		600,000,000

YANKEE OBLIGATIONS – CORPORATE 1.2%
Commercial Banks 1.2%
Anglo Irish Bank Corp. plc, FRN, 2.40%, 12/05/2008 144A (cost $150,000,000)	150,000,000	150,000,000

TIME DEPOSIT 1.6%
Societe Generale, 0.25%, 12/01/2008 (cost $200,000,000)	200,000,000	200,000,000

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 13.7%
FHLB:
2.43%, 04/14/2009	$150,000,000	$150,000,000
2.50%, 04/07/2009	124,900,000	124,902,599
4.50%, 10/09/2009	6,000,000	6,130,415
FRN, 1.31%, 12/23/2008	150,000,000	149,824,343
FHLMC:
1.34%, 05/26/2009	55,350,000	54,987,396
1.40%, 04/01/2009	200,000,000	199,058,889
1.50%, 07/06/2009	250,000,000	247,739,583
2.50%, 05/18/2009	170,000,000	170,000,000
3.65%, 01/30/2009	125,000,000	125,000,000
FNMA, FRN, 0.81%, 12/01/2008	450,000,000	449,966,066

Total U.S. Government & Agency Obligations (cost $1,677,609,291)		1,677,609,291

REPURCHASE AGREEMENT 0.5%
State Street Corp., 0.10%, dated 11/28/2008, maturing 12/01/2008, maturity value is $65,130,572 ^^ (cost $65,130,029)	65,130,029	65,130,029

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citi Institutional Liquid Reserves Fund, Class A, 1.72% q	4,010,829	4,010,829
Federated Prime Value Obligation Fund, Class IS, 2.35% q	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund, Class IS, 0.51% q	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $12,228,299,528) 99.9%		12,228,299,528
Other Assets and Liabilities 0.1%		9,933,833

Net Assets 100.0%		$12,238,233,361

+	Security is deemed illiquid.
°

Investment in non-controlled affiliate. At November 30, 2008, the Fund owned shares of Wells Fargo & Co. with a cost basis of $180,037,750. The Fund earned $1,047,250 of income from Wells Fargo & Co. for the period from October 3, 2008 to November 30, 2008.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^	Collateralized by $65,285,000 FHLB, 3.75%, 01/07/2009, value including accrued interest is $66,434,016.
q	Rate shown is the 7-day annualized yield at period end.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On November 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

Valuation hierarchy

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$5,501,368
Level 2 – Other Significant Observable Inputs	12,222,798,160
Level 3 – Significant Unobservable Inputs	0

Total	$12,228,299,528

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
AIRPORT 2.6%
Atlanta, GA Arpt. RRB, Ser. 2000-RF-A, 5.00%, 01/01/2009, (Insd. by MBIA)	$4,330,000	$4,339,559
Austin, TX Arpt. Sys. RRB:
Ser. 2005-1, 6.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	23,400,000	23,400,000
Ser. 2005-3, 4.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	15,300,000	15,300,000
Charlotte, NC Arpt. RRB, Charlotte Douglas Arpt., Ser. D, 0.95%, VRDN, (LOC: Bank of America Corp.)	4,700,000	4,700,000
Chicago, IL O’Hare Intl. Arpt. RB:
ROC-RR-II-R-605PB, 1.63%, VRDN, (SPA: Deutsche Bank AG)	5,090,000	5,090,000
Ser. 1990, 1.00%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Ser. X-2, 4.03%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	23,970,000	23,970,000
Metropolitan Washington Arpt. Auth. RB, Subser. D-2, 1.50%, VRDN, (LOC: Regions Bank)	31,000,000	31,000,000
Miami-Dade Cnty., FL Aviation RB, Ser. 34, 0.93%, VRDN, (SPA: Societe Generale)	11,870,000	11,870,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, 1.65%, VRDN, (Gtd. by Boeing Co.)	5,000,000	5,000,000
Piedmont, NC Triad Arpt. Auth. RRB:
Ser. A, 0.95%, VRDN, (LOC: Branch Bank & Trust Co.)	4,340,000	4,340,000
Ser. B, 1.20%, VRDN, (LOC: Branch Bank & Trust Co.)	4,930,000	4,930,000
Raleigh Durham, NC Arpt. Auth. RRB, Ser. 2008-C, 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	9,000,000	9,000,000

		153,939,559

CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.20%, VRDN, (LOC: Huntington Natl. Bank)	3,200,000	3,200,000

EDUCATION 5.5%
Bartholomew, IN Cons. Sch. Dist. RB, 4.25%, 12/31/2008	13,313,000	13,321,965
Boise State Univ. RB, Solar Eclipse Proj., Ser. 2007-0002, 1.03%, VRDN, (LOC: US Bank)	27,730,000	27,730,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj.:
1.00%, VRDN, (LOC: SunTrust Banks, Inc.)	2,315,000	2,315,000
Ser. A, 0.90%, VRDN, (LOC: Bank of America Corp.)	4,600,000	4,600,000
Connecticut Hlth. & Edl. Facs. Auth. RB, Ser. 13TP, 0.88%, VRDN, (LOC: Wells Fargo & Co.)	7,300,000	7,300,000
District of Columbia RB, George Washington Univ. Proj.:
Ser. B, 0.80%, VRDN, (LOC: Bank of America Corp.)	9,250,000	9,250,000
Ser. C, 0.80%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,025,000	9,025,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 1.03%, VRDN, (LOC: US Bank)	12,040,000	12,040,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1003, 0.93%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB, Cushing Academy Proj., 1.03%, VRDN, (Gtd. by TD Banknorth, NA)	12,745,000	12,745,000
Massachusetts Edl. Fin. Auth. RB, ROCS-RR-II-R 11649, 1.42%, VRDN, (LOC: CitiBank, NA)	19,085,000	19,085,000
McPherson, KS Edl. Facs. RB:
Ser. A, 1.03%, VRDN, (LOC: Bank of America Corp.)	3,805,000	3,805,000
Ser. B, 1.03%, VRDN, (LOC: Bank of America Corp.)	2,255,000	2,255,000
Missouri Higher Ed. Loan Auth. RB, Ser. A-1, 1.20%, VRDN, (LOC: Bank of America Corp.)	18,750,000	18,750,000
New Hampshire Hlth. & Edl. Facs. Auth. RB, Brewster Academy Proj., 1.04%, VRDN, (SPA: Allied Irish Banks plc)	9,485,000	9,485,000
North Carolina RB, Drivers Trust, Ser. 3248, 1.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,185,000	4,185,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 1.03%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,070,000	21,070,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 1.70%, VRDN, (LOC: KeyCorp)	1,690,000	1,690,000
Columbus College of Art Proj., 3.15%, VRDN, (LOC: Huntington Natl. Bank)	8,830,000	8,830,000
Ser. B, 3.15%, VRDN, (LOC: Huntington Natl. Bank)	43,135,000	43,135,000
Univ. of Ohio Proj., 3.15%, VRDN, (LOC: Huntington Natl. Bank)	18,790,000	18,790,000
Ohio Higher Ed. Facs. RRB, Ser. 2-A, 5.50%, 12/01/2008	3,355,000	3,355,000
Oklahoma Student Loan Auth. RB, Ser. IIA-1, 1.20%, VRDN, (LOC: Bank of America Corp.)	30,000,000	30,000,000
Polk Cnty., FL Sch. Board COP, Ser. 2931Z, 3.50%, VRDN, (LOC: FSA & Liq.: JPMorgan Chase & Co.)	10,695,000	10,695,000
Princeton, OH Sch. Dist. MSTR RB, 0.50%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 1.91%, VRDN, (LOC: Bank One)	$1,600,000	$1,600,000
University of Virginia RB, Drivers Trust, Ser. 3188-Z, 1.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	17,245,000	17,245,000

		323,706,965

ELECTRIC REVENUE 1.2%
California Dept. of Water & Power Supply RB, Ser. F-4, 0.50%, VRDN, (LOC: Bank of America Corp.)	35,000,000	35,000,000
Effingham Cnty., GA Indl. Dev. Auth. PCRRB, 1.00%, VRDN, (Gtd. by Savannah Elec. & Power Co.)	13,870,000	13,870,000
Michigan Strategic Fund RB, Consumers Energy Co. Proj., 0.95%, VRDN, (Liq.: Wells Fargo & Co.)	7,000,000	7,000,000
San Antonio, TX RB, Drivers Trust, Ser. 3247, 1.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,730,000	2,730,000
Utah Intermountain Power Agcy. Auth. RRB, Power Supply Proj., Ser. F, 2.35%, 12/01/2008, (Insd. by AMBAC & Liq.: Morgan Stanley)	11,000,000	11,000,000

		69,600,000

GENERAL OBLIGATION – LOCAL 3.4%
Aurora, CO Centretech Metro. Dist. GO, Ser. 1998-C, 1.03%, VRDN, (LOC: US Bank)	3,170,000	3,170,000
Brighton Crossing Metro. Dist. Colorado GO, 1.03%, VRDN, (LOC: Compass Bancshares, Inc.)	5,700,000	5,700,000
Chicago, IL Eclipse Funding Trust GO, Solar Eclipse Proj., Ser. 2006-0003, 1.02%, VRDN, (Insd. by FSA & LOC: US Bank)	9,265,000	9,265,000
Chicago, IL GO:
Deutsche Bank Spears-Lifers Trust, Ser. DB-393, 0.99%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	13,500,000	13,500,000
Ser. ZC-1, 4.03%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 1.02%, VRDN, (LOC: U.S. Bankcorp)	19,905,000	19,917,036
Cypress-Fairbanks, TX GO, Drivers Trust, Ser. 3246-Z, 1.03%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 1.06%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	4,695,000	4,695,000
Kane McHenry Cook & De Kalb, IL GO, Sch. Dist. No. 300, Ser. 2007, 2.15%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	23,965,000	23,965,000
Morgan Hill, CA Sch. Dist. MSTR GO, Ser. 39, 0.90%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 1.06%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	4,210,000	4,210,000
Triview, CO Metro. Dist. GO, Ser. A, 1.17%, VRDN, (LOC: Compass Bank)	6,740,000	6,740,000
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.93%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	13,465,000	13,465,000
Will Cnty., IL GO, Deutsche Bank Spears-Lifers Trust, Ser. Db-365, 1.08%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	18,465,000	18,465,000

		197,590,036

GENERAL OBLIGATION – STATE 6.4%
California MSTR GO:
Ser. 2749, 3.50%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	20,760,000	20,760,000
Ser. 42A, 0.90%, VRDN, (SPA: Societe Generale)	4,075,000	4,075,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 1.13%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 1.13%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2006-4, 1.06%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Ser. 2007-01, 1.08%, VRDN, (Liq.: by State Street Corp.)	30,000,000	30,000,000
Ser. 2007-02, 1.08%, VRDN, (Gtd. by State Street Corp.)	13,140,000	13,140,000
Ser. 2007-03, 1.13%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-14, 1.18%, VRDN, (Gtd. by State Street Corp.)	16,570,000	16,570,000
Ser. 2007-26, 1.08%, VRDN, (Liq.: State Street Corp.)	95,568,000	95,568,000
Ser. 2007-32, 1.13%, VRDN, (Liq.: State Street Corp.)	3,000,000	3,000,000
Ser. 2007-34, 1.13%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 1.18%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA)	34,027,000	34,027,000
Connecticut GO, Ser. A-1, 2.65%, VRDN, (SPA: Dexia SA)	15,755,000	15,755,000
Florida Board of Ed. GO, Ser. 137, 1.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,850,000	8,850,000

2

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Massachusetts GO:
Drivers Trust, Ser. 3187-Z, 1.00%, VRDN	$8,100,000	$8,100,000
Ser. 2648, 1.73%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Ser. A, 5.50%, 02/01/2009, (Insd. by MBIA)	7,000,000	7,032,437
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 1.03%, VRDN, (LOC: US Bank)	7,480,000	7,480,000
Nevada Capital Impt. & Cultural Affairs GO, Ser. A, 5.50%, 02/01/2009, (Gtd. by U.S. Treasury)	3,410,000	3,525,041
Pennsylvania GO, Drivers Trust, Ser. 3250, 1.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,675,000	2,675,000
Texas GO:
Ser. 1013, 1.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,170,000	3,170,000
Ser. 2008-A, 3.10%, VRDN, (SPA: Dexia SA)	22,000,000	22,000,000
Washington GO:
Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 0.92%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,550,000	2,550,000
Ser. 2650-Z, 1.78%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000

		376,892,478

HOSPITAL 14.8%
Butler Cnty., OH Hosp. Facs. RB, UCPHA, Inc. Proj., 3.10%, VRDN, (LOC: Huntington Natl. Bank)	9,565,000	9,565,000
Charlotte-Mecklenberg Hosp. Auth. RB, Ser. 2007-G, 3.85%, VRDN, (Insd. by FSA & SPA: Dexia SA)	13,700,000	13,700,000
Clackamas Cnty., OR Hosp Facs. Auth. RB, Legacy Hlth. Sys. Proj., Ser. A, 0.78%, VRDN, (LOC: US Bank)	13,700,000	13,700,000
Delaware Cnty., OH Hlth. Care Facs. RB, The Centrum at Willowbrook Proj., Ser. 2007, 3.15%, VRDN, (LOC: Huntington Natl. Bank)	5,090,000	5,090,000
Escambia Cnty., FL Hlth. Facs. Auth. RRB, Azalea Trace, Inc. Proj., Ser. 2003-B, 1.80%, VRDN, (Insd. by Radian Asset Assurance, Inc. & LOC: Bank of America Corp.)	14,000,000	14,000,000
Franklin Cnty., OH Trinity Hlth. Term Tender CR RB, 2.30%, 12/04/2008, (Insd. by AMBAC)	20,050,000	20,050,164
Fulton Cnty., GA Dev Auth. RB, PFOTER, Ser. 512, 2.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,890,000	9,890,000
Geauga Cnty., OH RB, South Franklin Cir. Proj.:
Ser. A, 2.45%, VRDN, (LOC: Key Bank, NA)	85,250,000	85,250,000
Ser. B, 2.45%, VRDN, (LOC: Key Bank, NA)	66,100,000	66,100,000
Harris Cnty., TX Hlth. Facs. RB:
Ser. 2008-A, 5.00%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Ser. A-2, 0.90%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	11,000,000	11,000,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. C, 1.00%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 1.11%, VRDN, (LOC: Fifth Third Bancorp)	3,600,000	3,600,000
Illinois Fin. Auth. RB:
Elmhurst Memorial Healthcare, Ser. E, 1.10%, VRDN, (LOC: Fifth Third Bancorp)	16,000,000	16,000,000
OSF Heatlhcare Proj.:
Ser. 2008-AQ, 2.45%, 12/09/2008, (Gtd. by OSF Healthcare Sys.)	39,925,000	39,926,323
Ser. 2008-AR, 2.70%, 12/01/2008, (Gtd. by OSF Healthcare Sys.)	58,500,000	58,500,000
Illinois Hlth. Facs. Auth. RB:
Ingalls Hlth. Sys. Proj., 0.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	47,500,000	47,500,000
ROC-RR-II-R 401, 1.06%, VRDN, (Insd. by FHA & LOC: CitiBank, NA)	7,870,000	7,870,000
Ser. F, 0.90%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,000,000	16,000,000
Indiana Fin. Auth. RB, Trinity Hlth. Proj., Ser. D 2, 0.65%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	21,250,000	21,250,000
Jacksonville, FL Hlth. Facs. Auth. RB, Ser. C, 0.90%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	4,365,000	4,365,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. Board Hosp. RRB, Covenant Hlth.:
Ser. 2006-B4, 1.00%, VRDN, (SPA: Suntrust Bank)	4,000,000	4,000,000
Ser. B2, 1.30%, VRDN, (SPA: Suntrust Bank)	10,000,000	10,000,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. RB, Covenant Hlth. Proj., Ser. B1, 1.30%, VRDN, (LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 1.10%, VRDN, (LOC: Fulton Finl. Corp.)	4,370,000	4,370,000
Lehigh Cnty., PA Gen. Purpose RB, Ser. 385, 2.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,640,000	15,640,000

3

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Louisiana Pub. Facs. Auth. RB, Commcare Corp. Proj., Ser. 2008- B, 1.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	$15,000,000	$15,000,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 0.95%, VRDN, (LOC: Bank of America Corp.)	1,089,000	1,089,000
Medford, OR Hosp. Facs. Auth. RRB, SAVRS, Rogue Valley Manor Proj., 0.90%, VRDN, (Liq.: JPMorgan Chase & Co.)	50,000,000	50,000,000
Missouri Hlth. & Edl. Facs. RB, Cox Hlth. Proj., Ser. C, 0.70%, VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
New Hampshire Hlth. & Edl. Facs. RB:
Catholic Med. Ctr. Proj., Ser. B, 3.00%, 04/22/2009, (Catholic Med. Ctr.)	7,000,000	7,015,948
Concord Hosp. Proj., Ser. D1, 3.00%, 04/22/2009, (Gtd. by Concord Hosp.)	3,090,000	3,097,040
New Jersey Hlth. Facs. RB, Catholic Hlth. East Proj., Ser. 1486, 2.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,970,000	14,970,000
North Carolina Med. Ctr. RB, Ser. 2006-1, 1.05%, VRDN, (LOC: SunTrust Banks, Inc.)	19,995,000	19,995,000
Orange Cnty., FL Hlth. Facs. Auth. RB:
2.98%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	101,000,000	101,000,000
Orlando Regional Healthcare Proj., 1.00%, VRDN, (LOC: SunTrust Banks, Inc.)	8,965,000	8,965,000
Orange Cnty., FL. Hlth. Facs. Auth. RB, Orlando Hosp., Ser. D, 1.00%, VRDN, (LOC: Suntrust Bank)	15,000,000	15,000,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 1.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,100,000	12,100,000
Pinellas Cnty., FL Hlth. Facs. Auth. RRB, Bayfront Hosp. Proj., Ser. 2006-A, 1.00%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Polk Cnty., FL Inds. Dev. Auth. RB, Winter Haven Hosp Proj., Ser. A, 1.00%, VRDN, (LOC: Suntrust Bank)	5,000,000	5,000,000
Quincy, IL RRB, Blessing Hosp. Proj., 0.90%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,400,000	5,400,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 1.03%, VRDN, (LOC: US Bank)	5,000,000	5,000,000
St. Charles Cnty., MO RB, United Handicap Svcs., 1.15%, VRDN, (LOC: U.S. Bancorp)	4,560,000	4,560,000
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Texas Hlth. Resources Proj.:
Ser. D, 0.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,875,000	3,875,000
Ser. G, 0.70%, VRDN, (LOC: Bank of America Corp.)	5,375,000	5,375,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 2.00%, VRDN, (LOC: Bank of New York Mellon Corp.)	700,000	700,000
White Cnty., IN Hosp. Assn. RB, 1.43%, VRDN, (LOC: Regions Finl. Corp.)	24,000,000	24,000,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, Franciscan Sisters Proj., Ser. B, 4.00%, VRDN, (LOC: Marshall & Isley Bank)	11,835,000	11,835,000

		869,938,475

HOUSING 26.0%
Alaska Hsg. Fin. Corp. RB, Ser. 2006-0022, 1.03%, VRDN, (LOC: US Bank)	14,900,000	14,949,037
Alexandria, VA Redev. & Hsg. RB, PFOTER, Ser. C-2, 1.20%, VRDN, (SPA: Royal Bank of Canada)	18,640,000	18,640,000
Atlanta, GA Hsg. Auth. MFHRB, Vlgs. at Carver Proj., 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	8,100,000	8,100,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 1.21%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California HFA Home Mtge. RB, Ser. J, 1.95%, VRDN, (Insd. by FSA & LOC: Lloyds TSB Group plc)	45,040,000	45,040,000
Clipper Tax-Exempt Cert. Trust COP RB:
Ser. 1999-02, 1.18%, VRDN, (SPA: State Street Corp.)	5,633,945	5,633,945
Ser. 2004-10, 1.18%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	7,420,000	7,420,000
Ser. 2005-03, 1.15%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	63,430,000	63,430,000
Ser. 2005-13, 1.15%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	16,574,000	16,574,000
Ser. 2005-14, 1.18%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	21,738,000	21,738,000
Ser. 2005-30, 1.18%, VRDN, (LOC: State Street Corp.)	16,992,000	16,992,000
Ser. 2005-31, 1.18%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	28,640,000	28,640,000
Ser. 2006-02, 1.18%, VRDN, (SPA: State Street Corp.)	27,310,000	27,310,000
Ser. 2006-06, 1.18%, VRDN, (Liq.: State Street Corp.)	8,883,000	8,883,000
Ser. 2006-10, 1.18%, VRDN, (Gtd. by State Street Corp.)	2,765,000	2,765,000
Columbus, GA Hsg. Auth. MFHRB, Eagles Trace Apts. Proj., 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	5,830,000	5,830,000

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 1.18%, VRDN, (Insd. by FNMA)	$8,000,000	$8,000,000
Dekalk Cnty., GA Hsg. Auth. RB, PFOTER, Orchard Walk Apts. Proj., Ser. 4584, 1.27%, VRDN, (Insd. by FHLMC)	10,295,000	10,295,000
District of Columbia HFA MHRB:
1.38%, VRDN, (Gtd. by Trinity Plus Funding Co., LLC)	28,015,000	28,015,000
Fort Lincoln Garden Proj., Ser. A, 1.35%, VRDN, (LOC: SunTrust Banks, Inc.)	2,135,000	2,135,000
WDC I Ltd. Partners Dev. Proj., 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	7,820,000	7,820,000
District of Columbia HFA RB, PFOTER:
Carver Sr. Apts. Proj., Ser. 4566, 1.27%, VRDN, (Insd. by FHLMC)	8,560,000	8,560,000
Galen Terrace Proj., Ser. 4568, 1.27%, VRDN, (Insd. by FHLMC)	4,400,000	4,400,000
Ser. 4275, 1.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,995,000	12,995,000
Duval Cnty., FL MHRB, Camri Green Apts., 1.18%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
FHLMC MHRB:
Ser. M001, Class A, 1.18%, VRDN, (Insd. by & Liq.: FHLMC)	30,988,900	30,988,900
Ser. M002, Class A, 1.18%, VRDN, (Insd. by FHLMC)	4,457,730	4,457,730
Ser. M005, Class A, 2.76%, VRDN, (Insd. by FHLMC)	58,513,396	58,513,396
Ser. M008, Class A, 1.18%, VRDN, (Insd. by FHLMC)	20,880,590	20,880,590
Ser. M010, Class A, 1.60%, VRDN, (Insd. by FHLMC)	74,570,283	74,570,283
Florida HFA RB, Vizcaya Villas Proj., Ser. 1996-M, 1.28%, VRDN, (Insd. by FHA & SPA: Royal Bank of Canada)	5,840,000	5,840,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 1.16%, VRDN, (LOC: U.S. Bancorp)	2,160,000	2,160,000
Houston, TX Hsg. Fin. Corp. RB, PFOTER:
Kensington Place Apts., Ser. 2004, 1.27%, VRDN, (Insd. by FHLMC)	12,735,000	12,735,000
Sterlingshire Apts. Proj., Ser. 2003 A-1, 1.27%, VRDN, (Insd. by FHLMC)	5,910,000	5,910,000
Illinois HDA RB:
Florida House Proj., Ser. C, 1.05%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,535,000	5,535,000
Larkin Vlg. Proj., Ser. A, 1.05%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,170,000	14,170,000
Louisiana HFA MHRB:
Arbor Place Apts. Proj., Ser. 2008, 1.25%, VRDN, (Insd. by FHLMC)	8,440,000	8,440,000
PFOTER, The Crossing Apts. Proj., Ser. 2006-4572, 1.27%, VRDN, (Insd. by FHLMC)	7,420,000	7,420,000
Macon Trust Pooled Cert. RB:
Ser. 1997, 1.25%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	7,125,000	7,125,000
Ser. 1998A, 2.03%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	2,641,000	2,641,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 1.00%, VRDN, (LOC: SunTrust Banks, Inc.)	167,000	167,000
Maine Hsg. Auth. RB, Ser. B, 1.92%, VRDN, (SPA: Rabobank Nederland)	36,631,000	36,631,000
Maricopa Cnty., AZ MHRB, Desert Eagles Estate Proj., Ser. 2003A-1, 1.27%, VRDN, (Insd. by FHLMC)	9,755,000	9,755,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 1.05%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland CDA RB, Hsg. Dept. Proj., Ser. L, 3.37%, 12/15/2008	10,000,000	10,000,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 1.13%, VRDN, (LOC: Fifth Third Bancorp)	7,505,000	7,505,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
1.18%, 12/04/2008VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,310,000	12,310,000
Class A:
1.20%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	45,240,000	45,240,000
1.24%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,740,000	56,740,000
1.24%, VRDN, (Insd. by FHLMC)	43,725,000	43,725,000
Class B, 1.18%, VRDN, (Liq.: Lloyds TSB Group plc)	6,820,000	6,820,000
Class D, 1.18%, VRDN, (Liq.: Societe Generale)	5,505,000	5,505,000
Ser. 564, 1.33%, VRDN, (LOC: Lloyds TSB Group plc & Liq.: Merrill Lynch & Co., Inc.)	82,890,000	82,890,000
Metropolitan Govt. of Nashville & Davidson Cnty., TN Hlth. & Hsg. Auth. RB, Hickory Creek Apts. Proj., 1.77%, VRDN, (LOC: Fifth Third Bancorp)	10,000,000	10,000,000
Minnesota Bond Securitization Trust RB:
1.23%, VRDN, (LOC: LaSalle Bank, NA)	5,515,000	5,515,000
Ser. S1, 1.23%, VRDN, (LOC: LaSalle Bank, NA)	3,275,000	3,275,000
Ser. S2, 1.23%, VRDN, (LOC: LaSalle Bank, NA)	3,375,000	3,375,000

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Minnesota HFA RB, Residential Hsg. Fin. Auth.:
Ser. N, 3.30%, 12/18/2008	$7,200,000	$7,200,000
Ser. O, 3.35%, 12/18/2008	11,800,000	11,800,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 1.25%, VRDN, (LOC: FHLMC)	2,425,000	2,425,000
MuniMae Trust RB, 1.89%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 5.05%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New York Homeowner Mtge. Agcy. RB, Ser. 147, 2.35%, VRDN, (SPA: Dexia SA)	25,000,000	25,000,000
New York Mtge. Agcy. Homeowner RB:
Ser. 135, 2.05%, VRDN, (SPA: Dexia SA)	19,900,000	19,900,000
Ser. 150, 2.05%, VRDN, (SPA: Dexia SA)	49,200,000	49,200,000
New York, NY Hsg. Dev. Corp. MHRB:
Ser. 2008-A-1-A, 2.35%, VRDN, (SPA: Dexia SA)	29,210,000	29,210,000
Ser. J-1, 0.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,040,000	13,040,000
Orange Cnty., FL HFA MHRB, Landings On Millenia Blvd. Apts. Proj., Ser. 2002-A, 1.25%, VRDN, (Insd. by FNMA)	4,760,000	4,760,000
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 1.30%, VRDN, (LOC: SunTrust Banks, Inc.)	645,000	645,000
Pennsylvania HFA RB, Ser. 95-C, 4.00%, 12/03/2008, (SPA: Dexia SA)	67,930,000	67,930,000
Pennsylvania HFA SFHRB:
Ser. 93-B, 4.00%, VRDN, (SPA: Dexia SA)	32,120,000	32,120,000
Ser. 2008-C, 1.00%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, Rosemont at Pleasanton Apts. Proj., Ser. 2005, 1.27%, VRDN, (Insd. by FHLMC)	13,035,000	13,035,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Cedarwood Apts. Proj., 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	8,180,000	8,180,000
Rental City Heights Proj., Ser. A 1, 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	5,620,000	5,620,000
South Carolina Hsg. Fin. & Dev. Auth. RB, PFOTER, Wyndham Pointe Apts. Proj., 1.27%, VRDN, (Insd. by FHLMC)	9,395,000	9,395,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 1.13%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 1.13%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Stamford, CT Hsg. Auth. MHRB, Fairfield Apt. Proj., 1.15%, VRDN, (LOC: Bank of America Corp.)	11,900,000	11,900,000
Texas Dept. of Hsg. RB, PFOTER, Providence at Rush Creek II Apts., Ser. 2004, 1.27%, VRDN, (Insd. by FHLMC)	8,750,000	8,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 2.95%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Wisconsin Hsg. & EDRB:
Ser. B, 1.05%, VRDN, (LOC: State Street Corp.)	8,505,000	8,505,000
Ser. C:
1.05%, VRDN, (LOC: Lloyds TSB Group plc)	12,680,000	12,680,000
1.08%, VRDN, (SPA: WestLB AG)	57,780,000	57,780,000
Ser. D, 6.60%, VRDN, (SPA: Dexia Credit Local)	95,520,000	95,520,000

		1,532,854,881

INDUSTRIAL DEVELOPMENT REVENUE 6.5%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 2.50%, VRDN, (LOC: KeyCorp)	2,330,000	2,330,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.78%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,337,000	3,337,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 1.20%, VRDN, (LOC: Bank of America Corp.)	2,905,000	2,905,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 1.37%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 1.22%, VRDN, (LOC: Bank of America Corp.)	1,550,000	1,550,000
Berkeley Cnty., SC IDRB, Amoco Oil Co. Proj., Ser. 1997, 1.10%, VRDN, (Gtd. by BP plc)	750,000	750,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 1.40%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 1.20%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 2.50%, VRDN, (LOC: KeyCorp)	$1,185,000	$1,185,000
Universal Bearings, Inc. Proj., 2.20%, VRDN, (LOC: KeyCorp)	1,915,000	1,915,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 1.05%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 1.26%, VRDN, (LOC: Associated Banc-Corp.)	1,750,000	1,750,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 6.80%, VRDN, (LOC: Marshall & Isley Bank)	815,000	815,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 2.20%, VRDN, (LOC: KeyCorp)	1,075,000	1,075,000
Chattanooga, TN Indl. Dev. Board RB, Metro. Chattanooga YMCA Proj., 1.00%, VRDN, (LOC: SunTrust Banks, Inc.)	8,200,000	8,200,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 1.25%, VRDN, (LOC: LaSalle Bank, NA)	1,295,000	1,295,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 1.37%, VRDN, (LOC: Wells Fargo & Co.)	190,000	190,000
Colorado HFA IDRB, Worldwest, LLP Proj., 1.30%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 1.52%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
De Pere, WI IDRB, Cleaning Sys., Inc., 1.30%, VRDN, (LOC: Marshall & Isley Bank)	1,525,000	1,525,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 1.30%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 1.57%, 12/04/2008, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,905,000	1,905,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 1.35%, VRDN, (LOC: SunTrust Banks, Inc.)	1,020,000	1,020,000
Repco Equipment Leasing Proj., 1.35%, VRDN, (LOC: SunTrust Banks, Inc.)	600,000	600,000
Serigraphic Arts, Inc. Proj., 1.35%, VRDN, (LOC: SunTrust Banks, Inc.)	595,000	595,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 1.81%, VRDN, (LOC: Associated Bank)	1,525,000	1,525,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 1.90%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	575,000	575,000
Gary, IN EDRB, Grant Street Proj., 1.57%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 1.57%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 1.80%, VRDN, (LOC: Branch Bank & Trust Co.)	3,655,000	3,655,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 1.06%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 1.45%, VRDN, (LOC: Associated Banc-Corp.)	4,500,000	4,500,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 1.57%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Kris & Dee Associates, Inc. Proj., 1.35%, VRDN, (LOC: LaSalle Bank, NA)	640,000	640,000
Toyal America, Inc. Proj., 1.45%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 1.90%, VRDN, (LOC: Bank One)	1,825,000	1,825,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 1.39%, VRDN, (LOC: U.S. Bancorp)	1,100,000	1,100,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 1.62%, VRDN, (LOC: Wells Fargo & Co.)	5,100,000	5,100,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 1.52%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 1.00%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Louisiana Pub. Facs. Auth. RB, Dynamic Fuels, LLC Proj., 0.95%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 1.11%, VRDN, (LOC: Bank of North Dakota)	3,220,000	3,220,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 1.78%, VRDN, (LOC: Associated Banc-Corp.)	450,000	450,000
Manitowoc Tool & Machining Proj., 1.78%, VRDN, (LOC: Associated Banc-Corp.)	900,000	900,000
Maricopa Cnty., AZ Indl. Dev. Auth. RB, Valley of the Sun YMCA Proj., 0.90%, VRDN, (LOC: US Bank)	7,500,000	7,500,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 1.57%, VRDN, (Coll.: Bay Hypo Und Vereinsbank AG)	1,475,000	1,475,000
Maryland Indl. Dev. Fin. Auth. EDRB, Foodswing Proj., Ser. 2008, 1.20%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 1.85%, VRDN, (LOC: Bank One)	2,800,000	2,800,000
Memphis-Shelby Cnty., TN IDRB, Nucor Steel Memphis, Inc. Proj., 1.40%, VRDN, (Gtd. by Nucor)	28,000,000	28,000,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 1.25%, VRDN, (LOC: U.S. Bancorp)	1,760,000	1,760,000
Metropolitan Pier & Exposition Auth. RB, Ser. 2796, 1.78%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	19,560,000	19,560,000

7

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Miami Dade Cnty., FL IDRB, United Way Miami Dade, Inc. Proj., 1.55%, VRDN, (LOC: Regions Bank)	$15,600,000	$15,600,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 1.50%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 1.20%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 1.30%, VRDN, (LOC: U.S. Bancorp)	2,350,000	2,350,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 1.57%, VRDN, (SPA: BNP Paribas SA)	2,790,000	2,790,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech Proj., 2.20%, VRDN, (LOC: KeyCorp)	2,635,000	2,635,000
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol Proj., Ser. 2007, 1.15%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Oregon EDRB:
Beef Northwest Feeders Proj., 1.57%, VRDN, (LOC: Bank of America Corp.)	2,255,000	2,255,000
Behlen Manufacturing Co. Proj., 1.25%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 1.40%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 1.30%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, BASF Corp. Proj., 1.45%, VRDN, (Gtd. by BASF Corp.)	15,400,000	15,400,000
Port Bellingham, WA IDRB, Bakerview Proj., 2.20%, VRDN, (LOC: KeyCorp)	2,135,000	2,135,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 1.20%, VRDN, (LOC: Citizens Bank)	3,635,000	3,635,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 1.30%, VRDN, (LOC: U.S. Bancorp)	1,200,000	1,200,000
South Carolina Jobs EDA RB:
Ortec, Inc. Proj., Ser. B, 1.25%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
SC Generating Co., Inc. Proj., 1.20%, VRDN, (LOC: Bank of America Corp.)	18,200,000	18,200,000
Southwestern Illinois IDRB, Mattingly Lumber Proj., Ser. 2005-A, 1.04%, VRDN, (LOC: US Bank)	3,080,000	3,080,000
Staunton, VA Indl. Dev. Auth. RB, Specialty Blades, Inc. Proj., 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	8,325,000	8,325,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 1.67%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB, Nucor Corp. Proj., 1.40%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 1.13%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 2.20%, VRDN, (LOC: AmSouth Bancorp)	3,555,000	3,555,000
Washington EDFA RB:
Revvar-Skagit Vy Publishing Proj., Ser. 2008-D, 0.96%, VRDN, (LOC: US Bank)	7,000,000	7,000,000
Royal Ridge Fruit Proj., 1.57%, VRDN, (LOC: Bank of America Corp.)	3,045,000	3,045,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 1.30%, VRDN, (LOC: U.S. Bancorp)	1,060,000	1,060,000
Will Cnty., IL IDRB, Amoco Chemical Co. Proj., Ser. 1995, 1.10%, VRDN, (Gtd. by BP plc)	675,000	675,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 1.62%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 1.55%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 1.25%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000

		385,267,000

LEASE 0.7%
ABN AMRO Chicago Corp. Leasetops Master Trust RB, Ser. 1997-1, 1.28%, VRDN, (LOC: LaSalle Bank, NA)	7,509,022	7,509,022
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-10, 1.13%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Missouri Dev. Fin. Board of Cultural Facs. IDRB, Cook Composites Co. Proj., Ser. A, 0.90%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
St. Lucie Cnty., FL Sch. Board COP RB, 1.05%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,794,500	1,794,500

		38,098,522

MISCELLANEOUS REVENUE 11.8%
Bad River Band Lake Superior Wisconsin RB, Native Lands Acquisitions Proj., 1.20%, VRDN, (LOC: Associated Banc-Corp.)	4,055,000	4,055,000
Citizens Property Insurance Corp. Florida Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	341,100,000	342,744,386

8

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Clarksville, TN Pub. Bldg. Auth. RB:
0.95%, VRDN, (LOC: Bank of America Corp.)	$2,625,000	$2,625,000
0.90%, VRDN, (LOC: Bank of America Corp.)	23,000,000	23,000,000
Dallas, TX Performing Arts Cultural Facs. Corp. RB, Dallas Arts Ctr. Foundation:
Ser. A, 0.90%, VRDN, (Liq.: JPMorgan Chase & Co)	17,500,000	17,500,000
Ser. B, 0.80%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,225,000	11,225,000
Emmaus, PA RRB, Dowington Area Sch. Dist. Chester Cnty., Ser. 89-D, Subser. D-27, 0.90%, VRDN, (LOC: US Bank)	15,200,000	15,200,000
Florida RB, Drivers Trust, Ser. 3251, 1.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,770,000	4,770,000
Fulton Cnty., GA Dev. Auth. RB, Schenck Sch. Inc. Proj., 1.00%, VRDN, (LOC: SunTrust Banks, Inc.)	7,000,000	7,000,000
Gulf Coast of Texas IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2001, 1.10%, VRDN, (LOC: Bank of New York Mellon Corp.)	865,000	865,000
Gulf Coast of Texas Waste Disposal Auth. PCRB, Amoco Oil Co. Proj., Ser. 1994, 1.10%, VRDN, (Gtd. by BP plc)	460,000	460,000
Illinois Fin. Auth. RB, Chicago Christian Indl. Proj., Ser. A, 1.77%, VRDN, (LOC: ShoreBank Corp. & LOC: Fifth Third Bancorp)	10,655,000	10,655,000
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	55,000,000	55,079,652
Issaquah, WA Cmnty. Properties RB, Ser. A, 1.17%, VRDN, (LOC: Bank of America Corp.)	32,500,000	32,500,000
Kansas City,. MO RRB, H. Roe Bartle Convention Ctr. Proj., Ser. 2008 F, 4.35%, VRDN, (SPA: Dexia SA)	2,400,000	2,400,000
Lincoln Cnty., WY PCRB, Exxon Proj., Ser. 1984D, 0.53%, VRDN, (Gtd. by Exxon Mobil Corp.)	700,000	700,000
Louisiana Pub. Facs. Auth. RB, Ser. 4000, 1.09%, VRDN, (LOC: Branch Bank & Trust Co.)	2,275,000	2,275,000
Michigan Strategic Fund Ltd. Obl. RRB, Dow Chemical Proj., Ser. 2003B-2, 1.50%, VRDN, (Gtd. by Dow Chemical Co.)	16,000,000	16,000,000
Michigan Strategic Fund RB, Dow Chemical Co. Proj., Ser. 2003A-1, 1.65%, 12/01/2008, (Gtd. by Dow Chemical Co.)	25,000,000	25,000,000
Mississippi Business Fin. Corp. RB, Jackson Med. Mall Foundation Proj., Ser. 2008-A, 0.90%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,195,000	5,195,000
Mississippi Dev. Bank RB, Mississippi Convention Ctr. Proj., 1.43%, VRDN, (LOC: Regions Bank)	14,950,000	14,950,000
Nevada Dept. of Business RB, LVE Energy Partners, LLC Proj., 1.00%, VRDN, (LOC: Sumitomo Bank)	13,100,000	13,100,000
Obetz, OH BAN RB, Centerpoint Impt. Proj., Ser. 2007, 3.20%, VRDN, (LOC: Huntington Natl. Bank)	5,735,000	5,735,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 1.05%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Orange Cnty., FL Indl. Dev. Auth. RB, Catholic Charities Center Proj., 1.00%, VRDN, (LOC: SunTrust Banks, Inc.)	21,200,000	21,200,000
Phoenix, AZ Civic Impt. Corp. RB, PFOTER, Ser. PZ-284, 1.58%, VRDN, (Insd. by BHAC & Liq.: Merrill Lynch & Co., Inc.)	8,045,000	8,045,000
Port Arthur, TX Navigation Dist. Env. Facs. RB:
BASF Corp. Proj., Class A, 4.15%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Fina Oil & Chemical Co. Proj., Ser. B, 1.00%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Motiva Enterprises Proj., Ser. 2008, 1.40%, VRDN, (Gtd. by Motiva Enterprises, LLC)	12,000,000	12,000,000
Stevenson, AL Indl. Dev. Board of Env. Impt. RB, Mead Corp. Proj., Ser. 1998-B, 0.99%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,200,000	10,200,000
Vail, CO Property Tax RB, Solaris Metro. Dist. Proj., Ser. 2008, 1.53%, VRDN, (LOC: Key Bank, NA)	5,615,000	5,615,000

		696,294,038

PORT AUTHORITY 0.1%
Chicago, IL IDRB, Federal Marine Terminal Proj., 1.35%, VRDN, (LOC: LaSalle Bank, NA)	4,200,000	4,200,000
Georgia Port Auth. RB, Colonel Island Terminal Proj., Ser. 2002, 1.35%, VRDN, (LOC: Suntrust Banks, Inc.)	3,510,000	3,510,000

PRE-REFUNDED 0.7%		7,710,000

Houston, TX Independent Sch. Dist. RRB, Ser. 1999-A, 5.00%, 02/15/2009	6,000,000	6,146,176
Michigan Muni. Bond Auth. RRB, 5.25%, 12/01/2008, (Gtd. by U.S. Treasury)	32,630,000	33,256,568
Shelbyville, IN Elementary Sch. Bldg. Corp. RB, Ser. 1999, 5.625%, 01/15/2009, (Gtd. by U.S. Treasury)	3,875,000	4,007,635

		43,410,379

9

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.3%
Palm Beach Cnty., FL Refunding COP RB, PFOTER, Ser. 2007-4070, 2.16%, VRDN, (Insd. by Assured Guaranty Corp. & Liq.: Merrill Lynch & Co., Inc.)	$15,725,000	$15,725,000
Stafford Cnty., VA EDRB, Ser. 2635, 1.18%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,150,000	2,150,000

		17,875,000

RESOURCE RECOVERY 1.3%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, 1.67%, VRDN, (LOC: Union Bank of California)	17,115,000	17,115,000
Port Arthur, TX Dist. Env. Facs. RRB, Motiva Enterprises, Ser. B, 1.25%, VRDN, (Gtd. by Motiva Enterprises, LLC)	13,200,000	13,200,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Motiva Enterprises Proj., Ser. A, 1.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	33,300,000	33,300,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 1.62%, 12/04/2008, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	13,600,000	13,600,000

		77,215,000

SOLID WASTE 4.2%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 1.28%, VRDN, (LOC: Compass Bancshares, Inc.)	7,230,000	7,230,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 1.22%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ltd. Proj.:
Ser. 2004-A, 1.30%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	38,000,000	38,000,000
Ser. 2006, 1.00%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	46,435,000	46,435,000
Indiana Dev. Fin. Auth. Env. RB, Republic Svcs., Inc. Proj., Ser. 2001, 1.10%, VRDN, (LOC: SunTrust Banks, Inc.)	7,600,000	7,600,000
Montgomery Cnty., NC Indl. Facs. & Pollution Control Fin. Auth. RB, Republic Svcs. Proj., 1.10%, VRDN, (LOC: SunTrust Banks, Inc.)	9,900,000	9,900,000
New York Environmental Facs. RB, Waste Mgmt., Inc. Proj., Ser. 2002-B, 1.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	22,070,000	22,070,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
1.40%, VRDN, (Gtd. by Flint Hills Resources)	30,500,000	30,500,000
Ser. 2002-A, 1.40%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 1.30%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Ser. B, 1.20%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Wayne Cnty., GA Dev. Auth. Solid Waste Disposal RB, 1.24%, VRDN, (LOC: SunTrust Banks, Inc.)	5,800,000	5,800,000
Winder Barrow Cnty., GA Solid Waste Disposal RB, Republic Svcs., Inc. Proj., 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	6,000,000	6,000,000

		247,735,000

SPECIAL TAX 1.9%
Austin, TX RB, Hotel Occupancy Tax Sub Lien, Ser. A, 2.75%, VRDN, (SPA: Dexia SA)	6,260,000	6,260,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 1.03%, VRDN, (LOC: U.S. Bancorp)	13,025,000	13,025,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RB, Ser. 2007-326, 2.03%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,305,000	4,305,000
Denver, CO Urban Renewal Tax RB, Downtown Denver, Ser. B, 1.05%, VRDN, (LOC: Compass Bank)	11,050,000	11,050,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.20%, VRDN, (LOC: Huntington Natl. Bank)	3,495,000	3,495,000
Metropolitan Pier & Expo. Auth. RB:
Ser. 442, 0.90%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	15,640,000	15,640,000
Ser. DB-623, 0.88%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	5,400,000	5,400,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 0.88%, VRDN, (SPA: Deutsche Bank AG)	2,245,000	2,245,000
Puerto Rico RRB, PFOTER, Ser. 267, 1.17%, VRDN, (SPA: Dexia SA)	14,202,000	14,202,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 1.03%, VRDN, (SPA: Rabobank Neder)	13,076,000	13,076,000
South Carolina Trans. Infrastructure RB, Ser. 1283, 1.11%, VRDN, (Insd. by AMBAC)	8,675,000	8,675,000
St. John’s Cnty., FL RB, ROC-RR-II-R 755PB, 1.21%, VRDN, (SPA: Deutsche Bank AG)	6,205,000	6,205,000
Timnath, CO Dev. Auth. RB, Tax Increment, Ser. 2007, 1.03%, VRDN, (LOC: Compass Bancshares, Inc.)	6,675,000	6,675,000

		110,253,000

10

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 0.6%
Alaska Tobacco Settlement Northern Tobacco Securitization Corp. RB, PFOTER, 2.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$34,000,000	$34,000,000

TRANSPORTATION 0.8%
Illinois Toll Hwy. Auth. RB, ROC-RR-II-R 606, 1.43%, VRDN, (SPA: Deutsche Bank AG)	6,150,000	6,150,000
Massachusetts Turnpike Auth. MSTR, Ser. 28, 0.92%, VRDN, (SPA: Societe Generale)	16,665,000	16,665,000
New Jersey Trans. Corp. COP RB, Ser. PT-3751, 2.14%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	22,090,000	22,090,000
New Jersey TTFA RB, Ser. 038, 0.88%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	250,000	250,000

		45,155,000

UTILITY 5.5%
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 0.88%, VRDN, (SPA: Deutsche Bank AG)	3,575,000	3,575,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 1.20%, VRDN, (LOC: JPMorgan Chase & Co.)	850,000	850,000
Indiana Muni. Power Supply Sys. RB, ROC-RR-II-R 592PB, 1.16%, VRDN, (Insd. by BHAC & SPA: Deutsche Bank AG)	25,330,000	25,330,000
Lake Charles, LA Harbor & Term Dist. RB, Lake Charles Cogeneration Proj., Ser. 2008, 2.25%, 03/15/2009, (LOC: Rabobank Nederlands)	60,000,000	60,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 1.00%, VRDN, (SPA: Royal Bank of Canada)	12,400,000	12,400,000
Lower Alabama Gas Dist. RB, Alabama Gas Supply Proj., Ser A, 0.95%, VRDN, (SPA: Societe Generale)	72,045,000	72,045,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 1.15%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	7,390,000	7,390,000
Mesa, AZ Util. Sys. RB, ROCS-RR-II-R 11032, 1.63%, VRDN, (Insd. by FSA & LOC: CitiBank, NA)	15,600,000	15,600,000
Michigan Strategic Fund Ltd. Obl. RB, Dow Chemical Co. Proj., 1.50%, VRDN, (Gtd. by Dow Chemical Co.)	12,000,000	12,000,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 1.65%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 1.40%, VRDN, (Gtd. by Idaho Power Co.)	4,360,000	4,360,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. A, 0.92%, VRDN, (SPA: Societe Generale)	100,000,000	100,000,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 1.11%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	9,015,000	9,015,000

		324,565,000

WATER & SEWER 3.8%
Baltimore, MD MSTR RB, Ser. 152, 1.26%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Chicago, IL Water RB:
Eclipse Funding Trust, Ser. 2006-0106, 1.03%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	34,075,000	34,075,000
Subser. 04, 1.05%, VRDN, (Liq.: State Street Corp.)	3,225,000	3,225,000
Cleveland, OH Waterworks RB, Ser. Q, 0.90%, VRDN, (LOC: Bank of America Corp.)	8,500,000	8,500,000
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2007-23, 1.18%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & LOC: AMBAC)	16,460,000	16,460,000
Las Vegas Valley, NV Water Dist. RB, PFOTER, Ser. 1375, 1.78%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	2,275,000	2,275,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Utility Auth., Wastewater Treatment Proj., Ser. 2006-A, 3.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	3,825,000	3,825,000
New York, NY Muni. Water Fin. Auth. RB:
Ser. 3092, 1.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,655,000	13,655,000
Ser. F, 3.15%, VRDN, (Liq.: Dexia Credit Local)	68,565,000	68,565,000
Peace River/Manasota, FL Regl. Water Supply Auth. RB, ROC-RR-II-R 607, 1.63%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,920,000	3,920,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 1.35%, VRDN, (Gtd. by Sunoco, Inc.)	33,400,000	33,400,000
Philadelphia, PA Water & Wastewater RRB, PFOTER, Ser. 2007-4117, 2.16%, VRDN, (Insd. by Assured Guaranty Corp. & Liq.: Merrill Lynch & Co., Inc.)	12,170,000	12,170,000

11

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
San Diego, CA Pub. Facs. Auth. MSTR RB:
Ser. 30, 0.93%, VRDN, (SPA: Societe Generale)	$7,315,000	$7,315,000
Ser. 33, 0.90%, VRDN, (SPA: Societe Generale)	4,165,000	4,165,000

		221,550,000

Total Municipal Obligations (cost $5,776,850,333)		5,776,850,333

REPURCHASE AGREEMENT 1.6%
State Street Corp., 0.10%, dated 11/28/2008, maturing 12/01/2008, maturity value $95,000,792 ^^ (cost $95,000,000)	95,000,000	95,000,000

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 1.72% q (cost $500,000)	500,000	500,000

Total Investments (cost $5,872,350,333) 99.8%		5,872,350,333
Other Assets and Liabilities 0.2%		14,176,719

Net Assets 100.0%		$5,886,527,052

^^	Collateralized by $96,420,000 FHLMC, 2.27%, 04/14/2009, value including accrued interest is $96,902,100.
q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TTFA	Transportation Trust Fund Authority

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2008:

Florida	11.3%
Texas	9.0%
Illinois	8.9%
Ohio	6.3%
Wisconsin	4.9%
New York	4.4%
Delaware	4.0%
Indiana	3.4%
Alabama	3.2%
Pennsylvania	3.1%
California	3.0%
Louisiana	1.9%
District of Columbia	1.9%
Arizona	1.8%
Georgia	1.8%
Tennessee	1.7%
Michigan	1.6%
New Hampshire	1.5%
Missouri	1.4%
Oregon	1.3%
North Carolina	1.2%
Massachusetts	1.2%
Colorado	1.0%
Minnesota	0.9%
Washington	0.9%
South Carolina	0.9%
Alaska	0.8%
Maryland	0.7%
Virginia	0.7%
Nevada	0.7%
New Jersey	0.6%
Maine	0.6%
Connecticut	0.6%
Oklahoma	0.6%
Mississippi	0.5%
Idaho	0.5%
Hawaii	0.4%
Puerto Rico	0.4%
Kansas	0.2%
Utah	0.2%
Arkansas	0.2%
North Dakota	0.1%
Nebraska	0.1%
Iowa	0.1%
Rhode Island	0.1%
Vermont	0.1%
Non-state specific	9.3%

100.0%

On November 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$500,000
Level 2 – Other Significant Observable Inputs	5,871,850,333
Level 3 – Significant Unobservable Inputs	0

Total	$5,872,350,333

13

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 22.1%
U.S. Treasury Bills:
1.20%, 01/29/2009 ß	$100,000,000	$99,803,333
1.21%, 01/29/2009 ß	100,000,000	99,801,694
1.22%, 01/29/2009 ß	100,000,000	99,800,056
1.33%, 07/02/2009 ß	100,000,000	99,213,083
1.34%, 07/02/2009 ß	200,000,000	198,417,292
1.43%, 04/29/2009 ß	65,000,000	64,615,290
1.44%, 04/29/2009 ß	100,000,000	99,404,000
1.46%, 04/29/2009 ß	50,000,000	49,704,069
1.59%, 06/24/2009 ß	100,000,000	99,094,583
1.60%, 06/24/2009 ß	225,000,000	222,950,001
U.S. Treasury Notes:
3.875%, 05/15/2009	525,000,000	529,260,109
4.875%, 06/30/2009	135,000,000	136,933,404

Total U.S. Treasury Obligations (cost $1,798,996,914)		1,798,996,914

REPURCHASE AGREEMENTS ^^ 77.9%
Bank of America Corp.:
0.20%, dated 11/28/2008, maturing 12/01/2008, maturity value $475,007,917 (1)	475,000,000	475,000,000
Avg. rate of 0.32%, dated 11/24/2008, maturing 12/01/2008, maturity value $400,025,222 (2) *	400,000,000	400,000,000
Barclays Capital, Inc.:
Avg. rate of 0.40%, dated 11/26/2008, maturing 12/01/2008, maturity value $300,019,444 (3) *	300,000,000	300,000,000
Avg. rate of 0.50%, dated 11/24/2008, maturing 12/08/2008, maturity value $650,126,389 (4) *	650,000,000	650,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.36%, dated 11/24/2008, maturing 12/01/2008, maturity value $350,024,306 (5) *	350,000,000	350,000,000
Deutsche Bank AG:
0.20%, dated 11/28/2008, maturing 12/01/2008, maturity value $460,007,667 (6)	460,000,000	460,000,000
Avg. rate of 0.30%, dated 11/24/2008, maturing 12/01/2008, maturity value $350,020,417 (6) *	350,000,000	350,000,000
Avg. rate of 0.34%, dated 11/24/2008, maturing 12/01/2008, maturity value $450,029,375 (7) *	450,000,000	450,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.32%, dated 11/24/2008, maturing 12/01/2008, maturity value $325,020,313 (8) *	325,000,000	325,000,000
Merrill Lynch & Co., Inc.:
Avg. rate of 0.19%, dated 11/26/2008, maturing 12/01/2008, maturity value $200,005,278 (9) *	200,000,000	200,000,000
Avg. rate of 0.26%, dated 11/24/2008, maturing 12/01/2008, maturity value $325,016,250 (10) *	325,000,000	325,000,000
Morgan Stanley, Avg. rate of 0.21%, dated 11/24/2008, maturing 12/01/2008, maturity value $325,013,542 (11) *	325,000,000	325,000,000
RBC Dain Rauscher Corp., Avg. rate of 0.26%, dated 11/24/2008, maturing 12/01/2008, maturity value $350,017,500 (12) *	350,000,000	350,000,000
Societe Generale:
Avg. rate of 0.29%, dated 11/26/2008, maturing 12/01/2008, maturity value $200,008,056 (13) *	200,000,000	200,000,000
Avg. rate of 0.34%, dated 11/24/2008, maturing 12/01/2008, maturity value $350,022,847 (14) *	350,000,000	350,000,000
State Street Corp., 0.10%, dated 11/28/2008, maturing 12/01/2008, maturity value $490,334,970 (15)	490,330,884	490,330,884
UBS AG, Avg. rate of 0.20%, dated 11/26/2008, maturing 12/01/2008, maturity value $335,011,112 (16) *	335,000,000	335,000,000

Total Repurchase Agreements (cost $6,335,330,884)		6,335,330,884

Total Investments (cost $8,134,327,798) 100.0%		8,134,327,798
Other Assets and Liabilities 0.0%		(1,776,130)

Net Assets 100.0%		$8,132,551,668

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)

$268,843,875 TIPS, 1.75%, 01/15/2028, value including accrued interest is $270,974,814; $28,410,064 U.S. Treasury Bill, 0.00%, 01/22/2009, value is $28,410,064; $184,223,305 U.S. Treasury Note, 2.00%, 02/28/2010, value including accrued interest is $185,115,218.

(2)	$406,216,597 GNMA, 6.00%, 07/20/2038 to 10/15/2038, value including accrued interest is $408,000,000.
(3)	$303,628,825 GNMA, 0.00% to 18.07%, 08/16/2010 to 01/16/2046, value including accrued interest is $306,000,001.
(4)	$89,861,668 U.S. Treasury Bill, 0.00%, 04/29/2009, value is $89,861,668; $572,347,854 U.S. Treasury Bond, 4.50%, 05/15/2038, value including accrued interest is $573,138,390.
(5)	$333,132,000 U.S. Treasury Notes, 4.50% to 6.50%, 03/31/2009 to 02/15/2010, value including accrued interest is $357,001,047.
(6)

$694,826,374 U.S. Treasury Notes, 4.875% to 5.50%, 05/15/2009 to 04/30/2012, value including accrued interest is $696,859,973; $127,944,868 U.S. Treasury Bond, 4.375%, 12/15/2038, value including accrued interest is $129,340,129. This collateral was allocated on a pro rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(7)	$456,828,813 GNMA, 5.50% to 7.00%, 02/15/2034 to 11/15/2038, value including accrued interest is $459,000,001.
(8)	$297,178,000 U.S. Treasury Notes, 4.50%, 04/30/2012 to 05/15/2017, value including accrued interest is $331,503,210.
(9)	$143,440,000 U.S. Treasury Bond, 8.125%, 08/15/2019, value including accrued interest is $204,006,502.
(10)	$306,744,000 U.S. Treasury Notes, 2.75% to 4.50%, 07/31/2010 to 05/15/2017, value including accrued interest is $331,501,823.
(11)	$328,551,616 TIPS, 2.00% to 2.375%, 01/15/2025 to 01/15/2026, value including accrued interest is $331,500,676.
(12)

$353,182 TIPS, 0.875% to 4.25%, 01/15/2010 to 07/15/2014, value including accrued interest is $355,680; $9,478,058 U.S. Treasury Bills, 0.00%, 02/26/2009 to 09/24/2009, value is $9,478,058; $116,621,341 U.S. Treasury Bonds, 4.375% to 10.625%, 08/15/2015 to 02/15/2038, value including accrued interest is $118,095,177; $223,252,874 U.S. Treasury Notes, 1.75% to 6.50%, 05/15/2009 to 11/15/2018 , value including accrued interest is $225,222,996; $3,848,171 U.S. Treasury STRIPS, 0.00%, 02/15/2009 to 02/15/2025, value is $3,848,163.

(13)	$50,999,942 FNMA, 0.00%, 05/20/2010, value is $50,999,942; $151,501,362 TIPS, 2.375%, 01/15/2025, value including accrued interest is $153,000,064.
(14)	$356,507,658 U.S. Treasury Bond, 4.50%, 05/15/2038, value including accrued interest is $357,000,072.
(15)	$500,139,208 U.S. Treasury Bonds, 2.375% to 4.625%, 02/15/2010 to 02/29/2012, value including accrued interest is $505,132,990.
(16)	$279,087,655 GNMA, 5.00% to 6.50%, 06/15/2033 to 11/15/2038, value including accrued interest is $204,003,096; $184,370,000 TIPS, 8.75%, 05/15/2017, value including accrued interest is $137,702,276.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

On November 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	8,134,327,798
Level 3 – Significant Unobservable Inputs	0

Total	$8,134,327,798

2

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 61.3%
FFCB, FRN:
1.03%, 12/01/2008	$50,000,000	$49,997,601
1.04%, 12/01/2008	75,000,000	75,000,000
1.05%, 12/01/2008	40,000,000	40,000,000
1.52%, 12/01/2008	65,000,000	65,000,000
2.00%, 12/01/2008	40,000,000	40,007,847
FHLB:
2.20%, 04/17/2009	16,000,000	15,984,704
2.50%, 03/17/2009	50,000,000	49,989,166
2.65%, 12/15/2008-02/17/2009	200,000,000	199,220,000
2.90%, 06/12/2009	35,000,000	35,000,000
3.10%, 04/15/2009	100,000,000	98,837,500
FRN:
1.09%, 12/01/2008	95,000,000	94,943,881
1.99%, 12/01/2008	40,000,000	40,003,386
2.12%, 12/01/2008	60,000,000	60,000,000
2.60%, 12/01/2008	75,000,000	75,000,000
FHLMC:
1.40%, 04/01/2009	100,000,000	99,529,444
3.65%, 12/01/2008	100,000,000	100,000,000
FRN, 1.45%, 12/01/2008	75,000,000	75,000,000
FNMA:
2.99%, 01/02/2009	29,700,000	29,621,064
3.64%, 12/01/2008	164,500,000	164,500,000
FRN:
0.81%, 12/01/2008	125,000,000	124,990,574
1.07%, 12/01/2008	50,000,000	50,000,000

Total U.S. Government & Agency Obligations (cost $1,582,625,167)		1,582,625,167

REPURCHASE AGREEMENTS ^^ 38.7%
Bank of America Corp., 0.25%, dated 11/28/2008, maturing 12/01/2008, maturity value $175,003,646 (1)	175,000,000	175,000,000
Barclays Capital, Inc., 0.35%, dated 11/28/2008, maturing 12/01/2008, maturity value $400,011,667 (2)	400,000,000	400,000,000
Deutsche Bank AG, 0.26%, dated 11/28/2008, maturing 12/01/2008, maturity value $390,008,450 (3)	390,000,000	390,000,000
State Street Corp., 0.10%, dated 11/28/2008, maturing 12/01/2008, maturity value $34,616,463 (4)	34,616,175	34,616,175

Total Repurchase Agreements (cost $999,616,175)		999,616,175

Total Investments (cost $2,582,241,342) 100.0%		2,582,241,342
Other Assets and Liabilities 0.0%		1,135,129

Net Assets 100.0%		$2,583,376,471

^^	Collateralized by:
(1)	$177,773,000 FHLB, 0.00% to 1.90%, 01/02/2009 to 03/20/2009, value including accrued interest is $178,500,701.
(2)

$105,790,000 FHLB, 5.00%, 02/20/2009, value including accrued interest is $107,924,219; $194,238,000 FHLMC, 5.25% to 6.00%, 04/18/2016 to 01/12/2022, value including accrued interest is $202,754,978; $90,744,000 FNMA, 6.00%, 05/15/2011, value including accrued interest is $97,321,095.

(3)

$75,000,000 FHLB, 4.21%, 02/21/2013, value including accrued interest is $76,225,771; $161,480,000 FHLMC, 4.13% to 4.60%, 12/21/2012 to 06/24/2013, value including accrued interest is $168,297,259; $100,000,000 FNMA, 4.00%, 07/07/2011, value including accrued interest is $102,754,667; $73,233,000 STRIPS, 0.00%, 10/15/2013 to 04/15/2026, value is $50,522,335.

(4)	$34,295,000 U.S. Treasury Bill, 0.00%, 08/31/2010, value is $35,313,562.

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

On November 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	2,582,241,342
Level 3 – Significant Unobservable Inputs	0

Total	$2,582,241,342

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 10.5%
Abbey National plc, 1.72%, 12/15/2008	$100,000,000	$100,000,000
Bank of America Corp., 2.30%, 05/19/2009	100,000,000	100,000,000
Barclays Bank plc, 1.81%, 12/22/2008	50,000,000	50,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	100,000,000	100,000,000
Deutsche Bank AG, 4.42%, 01/05/2009	75,000,000	75,000,000
HBOS plc, FRN, 2.92%, 02/06/2009 +	100,000,000	100,000,000

Total Certificates of Deposit (cost $525,000,000)		525,000,000

COMMERCIAL PAPER 49.2%
Asset-Backed 37.3%
Anglesea Funding, LLC:
1.85%, 12/01/2008	25,000,000	25,000,000
2.00%, 12/03/2008	45,000,000	44,995,000
Atlantis One Funding Corp.:
1.40%, 01/16/2009	65,000,000	64,883,722
1.50%, 02/02/2009	35,000,000	34,908,125
Barton Capital Corp., 2.30%, 01/15/2009	50,000,000	49,856,250
Beethoven Funding Corp., 1.75%, 12/01/2008	100,000,000	100,000,000
Bryant Park Funding, LLC, 1.05%, 12/16/2008	75,000,000	74,967,187
Charta, LLC, 1.00%, 12/04/2008	60,000,000	59,995,000
Chesham Finance, LLC, 1.90%, 12/01/2008	75,000,000	75,000,000
Concord Minutemen Capital Co., LLC, 2.60%, 12/03/2008	65,000,000	64,990,611
Crown Point Capital Co., 1.60%, 12/12/2008	60,000,000	59,970,667
Ebbets Funding, LLC, 1.95%, 12/01/2008	50,000,000	50,000,000
Elysian Funding, LLC, 1.75%, 12/01/2008	100,000,000	100,000,000
Enterprise Funding, LLC, 1.80%, 02/02/2009	60,273,000	60,083,140
Fairway Finance Corp., 1.25%, 12/01/2008	60,000,000	60,000,000
Falcon Asset Security Corp., LLC, 1.50%, 01/20/2009	50,000,000	49,895,833
Fountain Square Commercial Funding, LLC, 2.15%, 12/01/2008	75,000,000	75,000,000
Gemini Securitization Corp., LLC:
1.35%, 12/10/2008	20,000,000	19,993,250
1.75%, 12/08/2008	50,000,000	49,982,986
Gotham Funding Corp.:
1.25%, 12/11/2008	24,676,000	24,667,432
1.25%, 12/15/2008	40,000,000	39,980,556
Legacy Capital, LLC, 3.50%, 12/01/2008	65,000,000	65,000,000
Lexington Parker Capital Corp., LLC, 3.50%, 12/01/2008	50,000,000	50,000,000
Liberty Funding, LLC, 1.15%, 12/16/2008	50,000,000	49,976,042
LMA SA, 1.70%, 12/15/2008	35,000,000	34,976,861
Market Street Funding, LLC:
1.60%, 12/02/2008	50,000,000	49,997,778
2.15%, 01/15/2009	25,000,000	24,932,813
Starbird Funding Corp., 2.30%, 01/15/2009	50,000,000	49,856,250
Surrey Funding Corp:
1.25%, 12/01/2008	60,000,000	60,000,000
1.95%, 12/01/2008	35,000,000	35,000,000
Three Pillars Funding Corp., 1.50%, 12/19/2008	25,000,000	24,981,250
Thunder Bay Funding, LLC, 1.10%, 12/02/2008	75,000,000	74,997,708
Ticonderoga Funding, LLC:
1.10%, 12/08/2008	35,000,000	34,992,514
1.15%, 12/15/2008	63,324,000	63,295,680
Victory Receivables Corp., 1.65%, 01/15/2009	70,000,000	69,855,625

		1,872,032,280

Capital Markets 1.5%
Natexis Banques Populaires, 2.84%, 12/05/2008	75,000,000	74,976,333

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks 7.9%
Allied Irish Banks plc, 1.40%, 12/19/2008	$75,000,000	$74,947,500
Anglo Irish Bank Corp. plc:
2.00%, 12/19/2008	60,000,000	59,940,000
3.01%, 12/08/2008	15,000,000	14,991,221
Bank of Nova Scotia, 1.10%, 12/17/2008	25,000,000	24,987,778
Barclays U.S. Funding, LLC, 3.08%, 02/04/2009	70,000,000	69,610,343
BNP Paribas SA, 3.05%, 12/19/2008	100,000,000	99,847,500
Commerzbank U.S. Finance, Inc., 1.00%, 12/05/2008	50,000,000	49,994,444

		394,318,786

Pharmaceuticals 2.5%
AstraZeneca plc, 2.42%, 12/03/2008	125,000,000	124,983,195

Total Commercial Paper (cost $2,466,310,594)		2,466,310,594

CORPORATE BONDS 25.6%
Capital Markets 4.5%
Bear Stearns Cos., FRN, 1.55%, 12/15/2008	100,000,000	100,000,000
Merrill Lynch & Co., Inc., FRN:
1.54%, 12/24/2008 +	100,000,000	100,000,000
1.56%, 12/15/2008 +	25,000,000	25,000,000

		225,000,000

Commercial Banks 3.0%
U.S. Bank, FRN, 2.25%, 02/23/2009	100,000,000	100,000,000
Wells Fargo & Co., 3.55%, 05/01/2009 °	50,000,000	50,010,486

		150,010,486

Consumer Finance 7.9%
American Honda Finance Corp., FRN:
2.32%, 02/26/2009	100,000,000	100,000,000
3.01%, 12/18/2008	60,000,000	60,000,000
General Electric Capital Corp., FRN:
1.44%, 12/24/2008	45,000,000	45,000,000
4.25%, 01/05/2009	70,000,000	69,994,343
Toyota Motor Credit Corp., FRN:
1.08%, 12/01/2008	8,399,000	8,394,309
1.21%, 12/01/2008	100,000,000	100,000,000
1.59%, 12/12/2008	17,000,000	17,000,000

		400,388,652

Diversified Consumer Services 0.2%
AARP, FRN, 1.80%, 12/04/2008	10,000,000	10,000,000

Diversified Financial Services 1.0%
JPMorgan Chase & Co., 3.50%, 03/15/2009	50,000,000	50,083,215

Diversified Telecommunication Services 2.0%
BellSouth Corp., 4.97%, 04/26/2009	100,000,000	100,513,091

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	50,000,000	50,734,750

Household Products 0.9%
Procter & Gamble Co., FRN, 2.31%, 02/19/2009	45,000,000	45,000,000

Insurance 5.1%
Hartford Life Global Holdings, FRN, 3.09%, 12/15/2008 +	50,000,000	50,000,000
Jackson National Life Global Holdings, FRN, 2.59%, 02/10/2009	80,000,000	80,000,000
MetLife, Inc., FRN, 5.19%, 01/13/2009 +	125,000,000	125,000,000

		255,000,000

Total Corporate Bonds (cost $1,286,730,194)		1,286,730,194

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

FUNDING AGREEMENTS 5.2%
Metropolitan Life Funding Agreement:
3.20%, 12/17/2008 +	$16,000,000	$16,000,000
5.20%, 12/17/2008 +	109,000,000	109,000,000
Transamerica Occidental Funding Agreement:
3.04%, 12/01/2008 +	50,000,000	50,000,000
3.05%, 12/01/2008 +	85,000,000	85,000,000

Total Funding Agreements (cost $260,000,000)		260,000,000

MUNICIPAL OBLIGATIONS 0.3%
MISCELLANEOUS REVENUE 0.3%
SF Tarns, LLC, FRN, 1.80%, 12/04/2008 (cost $15,895,000)	15,895,000	15,895,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 8.4%
FFCB, 1.05%, 12/01/2008	75,000,000	75,000,000
FHLB, 2.43%, 04/14/2009	75,000,000	75,000,000
FHLMC, 2.50%, 05/18/2009	70,000,000	70,000,000
FNMA, FRN, 0.81%, 12/01/2008	200,000,000	199,984,918

Total U.S. Government & Agency Obligations (cost $419,984,918)		419,984,918

REPURCHASE AGREEMENT ^^ 0.7%
State Street Corp., 0.10%, dated 11/28/2008, maturing 12/01/2008, maturity value $37,255,315 (cost $37,255,005)	37,255,005	37,255,005

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Cash Reserves Fund, Class L, 2.32% q	1,081,916	1,081,916
Federated Prime Value Obligations Fund, Class IS, 2.35% q	276,381	276,381
Federated U.S. Treasury Cash Reserves Fund, Class IS, 0.51% q	62,307	62,307

Total Mutual Fund Shares (cost $1,420,604)		1,420,604

Total Investments (cost $5,012,596,315) 99.9%		5,012,596,315
Other Assets and Liabilities 0.1%		5,785,327

Net Assets 100.0%		$5,018,381,642

+	Security is deemed illiquid.
°

Investment in non-controlled affiliate. At November 30, 2008, the Fund owned shares of Wells Fargo & Co. with a cost basis of $50,010,486. The Fund earned $285,972 of income from Wells Fargo & Co. for the period from October 3, 2008 to November 30, 2008.

^^	Collateralized by $37,425,000 FHLMC, 2.29% to 3.75%, 12/30/2008 to 01/07/2009, value including accrued interest is $38,005,017.
q	Rate shown is the 7-day annualized yield at period end.

The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On November 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other

3

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,420,604
Level 2 – Other Significant Observable Inputs	5,011,175,711
Level 3 – Significant Unobservable Inputs	0

Total	$5,012,596,315

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By:
W. Douglas Munn Principal Executive Officer

Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn Principal Executive Officer

Date: January 29, 2009

By:
Jeremy DePalma Principal Financial Officer

Date: January 29, 2009